Income Taxes - Deferred Tax Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Deferred Tax Assets and Liabilities [Line Items]
Balance - beginning of year	$ (229,860)	$ (10,712)
Recognized in net income	45,017	14,239
Recognized in OCI	(12,932)	0
Recognized in equity component of Convertible Notes	0	(2,929)
Balance - end of year	(319,706)	(229,860)
Premier Gold Mines Limited
Disclosure of Detailed Information About Deferred Tax Assets and Liabilities [Line Items]
Acquisition	(121,931)	0
Leagold Mining Corporation
Disclosure of Detailed Information About Deferred Tax Assets and Liabilities [Line Items]
Acquisition	$ 0	$ (230,458)